Real Property Acquisitions and Development (Details 1) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Real property acquisitions:
Property acquisitions	$ 2,475,243		$ 67,673	$ 453,262
Less: Assumed debt	(559,508)
Assumed other items, net	(208,314)			(1,899)
Cash disbursed for acquisitions	1,707,421		67,673	451,363
Construction in progress additions:
Construction in progress additions	338,587		555,332	620,600
Less: Capitalized interest	(20,320)		(40,969)	(25,029)
Capitalized other				(119)
Accruals	(11,435)		(21,466)
Cash disbursed for construction in progress	306,832		492,897	595,452
Capital improvements to existing properties	59,923		38,389	25,561
Total cash invested in real property	2,074,176		598,959	1,072,376
Development projects:
Development projects	435,410		733,631	253,936
Expansion projects	3,216		4,288	40,954
Total construction in progress conversions	438,626		737,919	294,890
Future minimum lease payments receivable under operating leases
2011	610,295
2012	604,731
2013	591,676
2014	538,787
2015	526,783
Thereafter	3,403,370
Totals	6,275,642
Senior housing facilities [Member]
Development projects:
Development projects	273,034		505,137	190,044
Senior housing facilities [Member] | Senior Housing Triple Net [Member]
Development projects:
Development projects	273,034		505,137	190,044
Senior housing facilities [Member] | Medical Facilities [Member]
Development projects:
Development projects	0		0	0
Senior housing - operating [Member]
Real property acquisitions:
Property acquisitions	816,000
Senior housing - operating [Member] | Senior Housing Triple Net [Member]
Real property acquisitions:
Property acquisitions	816,000
Senior housing - triple net [Member]
Real property acquisitions:
Property acquisitions	1,011,229	[1]		113,790	[1]
Construction in progress additions:
Construction in progress additions	85,993		310,310	419,622
Senior housing - triple net [Member] | Senior Housing Triple Net [Member]
Real property acquisitions:
Property acquisitions	1,011,229	[1]		113,790	[1]
Construction in progress additions:
Construction in progress additions	85,993		310,310	419,622
Skilled nursing facilities [Member]
Real property acquisitions:
Property acquisitions	17,300		11,650	11,360
Construction in progress additions:
Construction in progress additions			23,262	29,429
Development projects:
Development projects	0		45,367	16,918
Skilled nursing facilities [Member] | Senior Housing Triple Net [Member]
Real property acquisitions:
Property acquisitions	17,300		11,650	11,360
Construction in progress additions:
Construction in progress additions			23,262	29,429
Development projects:
Development projects	0		45,367	16,918
Skilled nursing facilities [Member] | Medical Facilities [Member]
Development projects:
Development projects	0		0	0
Hospitals [Member]
Real property acquisitions:
Property acquisitions			20,500	196,303
Construction in progress additions:
Construction in progress additions	123,033		113,907	77,642
Development projects:
Development projects	0		0	35,151
Hospitals [Member] | Senior Housing Triple Net [Member]
Development projects:
Development projects	0		0	0
Hospitals [Member] | Medical Facilities [Member]
Real property acquisitions:
Property acquisitions			20,500	196,303
Construction in progress additions:
Construction in progress additions	123,033		113,907	77,642
Development projects:
Development projects	96,829		0	35,151
Land parcels [Member]
Real property acquisitions:
Property acquisitions	4,300			10,000
Land parcels [Member] | Medical Facilities [Member]
Real property acquisitions:
Property acquisitions	4,300
Medical office buildings [Member]
Real property acquisitions:
Property acquisitions	626,414		35,523	121,809
Construction in progress additions:
Construction in progress additions	129,561		107,853	93,907
Development projects:
Development projects	65,547		183,127	11,823
Medical office buildings [Member] | Senior Housing Triple Net [Member]
Development projects:
Development projects	0		0	0
Medical office buildings [Member] | Medical Facilities [Member]
Real property acquisitions:
Property acquisitions	626,414		35,523	121,809
Construction in progress additions:
Construction in progress additions	129,561		107,853	93,907
Development projects:
Development projects	65,547		183,127	11,823
Senior Housing Triple Net [Member]
Real property acquisitions:
Property acquisitions	1,844,529		11,650	135,150
Less: Assumed debt	(389,253)
Assumed other items, net	(171,389)
Cash disbursed for acquisitions	1,283,887		11,650	135,150
Construction in progress additions:
Construction in progress additions	85,993		333,572	449,051
Less: Capitalized interest	(6,396)		(28,474)	(20,312)
Capitalized other				(119)
Cash disbursed for construction in progress	79,597		305,098	428,620
Capital improvements to existing properties	23,568		18,326	13,329
Total cash invested in real property	1,387,052		335,074	577,099
Development projects:
Development projects	273,034		550,504	206,962
Expansion projects	3,216		4,288	40,954
Total construction in progress conversions	276,250		554,792	247,916
Medical Facilities [Member]
Real property acquisitions:
Property acquisitions	630,714		56,023	318,112
Less: Assumed debt	(170,255)
Assumed other items, net	(36,925)			(1,899)
Cash disbursed for acquisitions	423,534		56,023	316,213
Construction in progress additions:
Construction in progress additions	252,594		221,760	171,549
Less: Capitalized interest	(13,294)		(12,495)	(4,717)
Accruals	(11,435)		(21,466)
Cash disbursed for construction in progress	227,235		187,799	166,832
Capital improvements to existing properties	36,355		20,063	12,232
Total cash invested in real property	7,124		263,885	495,277
Development projects:
Development projects	162,376		183,127	46,974
Expansion projects	0		0	0
Total construction in progress conversions	$ 162,376		$ 183,127	$ 46,974

[1]	Includes $ 612,598,000 acquistion of a portfolio of 19 senior housing facilities that closed in December 2010. The allocation of the purchase consideration is preliminary and subject to adjustment.